As filed with the Securities and Exchange Commission on November 23, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-7493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2004

Date of reporting period: September 30, 2004

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

March 28, 2004

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Hennessy Mutual Funds, Inc. N-Q Filing in error
File Nos. 333-07595 and 811-07695

Ladies and Gentlemen:

Please note that on November 23, 2004, a Form N-Q filing with accession number 0000894189-04-002406 was submitted in error under the incorrect registrant. Although the N-Q was intended for Hennessy Funds, Inc., it was instead filed under Hennessy Mutual Funds, Inc. Subsequently, the Form N-Q was submitted under the correct registrant on March 28, 2005 with accession number 0000894189-05-000763.

Please disregard the filing with accession number 0000894189-04-002406 under Hennessy Mutual Funds, Inc.’s records. We apologize for any inconvenience this may have caused.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5067.

Sincerely,

/s/ Charlene Horner

Charlene Horner
For US Bancorp Fund Services, LLC